UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  September 30, 2008

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	November 13, 2008

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  46
Form 13F Information Table Value Total:  374717

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
AIG		COM	026874107	1796	539399	SH		SOLE		342810		196589
Amgen		COM	031162100	10049	169550	SH		SOLE		103550		66000
Applied MaterialCOM	038222105	6105	403470	SH		SOLE		251520		151950
Avon		COM	054303102	10047	241700	SH		SOLE		150740		90960
Bank of America	COM	060505104	238	6809	SH		SOLE		0		6908
Bank of NY	COM	064057102	5140	157771	SH		SOLE		152400		5371
Bed Bath&Beyond	COM	075896100	11100	353390	SH		SOLE		220080		133310
BJ Services	COM	055482103	4999	261305	SH		SOLE		178530		82775
Cintas Corp	COM	172908105	12164	423700	SH		SOLE		264750		158950
Coca Cola 	COM	191216100	11799	223126	SH		SOLE		153270		69856
Dell Inc	COM	24702R101	13718	832395	SH		SOLE		519360		313035
Eli Lilly 	COM	277461109	15518	352442	SH		SOLE		217130		135312
Fed. Nat'l Mtg	COM	313586109	982	641589	SH		SOLE		460270		181319
Fifth Third Banc COM	316773100	9738	818348	SH		SOLE		522250		296098
Forest Lab	COM	345838106	6703	237025	SH		SOLE		155830		81195
Gannett Co	COM	364730101	8371	495045	SH		SOLE		333890		161155
GE	 	COM	369604103	14785	579795	SH		SOLE		356480		223315
Harley Davidson	COM	412822108	5522	148047	SH		SOLE		87730		60317
Home Depot 	COM	437076102	17733	684933	SH		SOLE		436407		248526
IBM		COM	459044103	313	2680	SH		SOLE		0		2680
Intel Corp 	COM	458140100	15923	850132	SH		SOLE		539200		310932
Johnson&Johnson	COM	478160104	230	3326	SH		SOLE		0		3326
Legg Mason, Inc	COM	524901105	15834	416015	SH		SOLE		272470		143545
Lowe's CompaniesCOM	548661107	6570	277350	SH		SOLE		184360		92990
Maxim IntegratedCOM	57772K101	10069	556275	SH		SOLE		340920		215355
MGIC Investment	COM	552848103	5160	734016	SH		SOLE		557430		176676
Microsoft Corp 	COM	594918104	11321	424171	SH		SOLE		267220		156951
New York Times	CL A	650111107	7762	543153	SH		SOLE		353970		189183
Nokia Corp	COM	654902204	11433	613045	SH		SOLE		394070		218975
Patterson Co	COM	703395103	10078	331395	SH		SOLE		208670		122725
Pfizer Inc	COM	717081103	17627	955890	SH		SOLE		607284		348606
Philip Morris	COM	718172109	222	4620	SH		SOLE		0		4620
Pitney Bowes	COM	724479100	10378	312019	SH		SOLE		199105		112914
Regions Fin	COM	7591EP100	10084	1050426	SH		SOLE		759510		290916
SunTrust Bank	COM	867892101	531	11798	SH		SOLE		0		11798
Sysco Corp	COM	871829107	18337	594767	SH		SOLE		365890		228877
UPS		COM	911363109	7397	117620	SH		SOLE		77180		40440
Wachovia Corp 	COM	929903102	43	12554	SH		SOLE		0		12554
Walmart		COM	931142103	7159	119538	SH		SOLE		66640		52898
Walgreens	COM	931422109	5176	167170	SH		SOLE		107930		59240
Waste Mgmt	COM	94106L109	6273	199198	SH		SOLE		126185		73013
Xerox	 	COM	984121103	6966	604169	SH		SOLE		383279		220890
XL Capital	COM	G98255105	10313	574870	SH		SOLE		363680		211190
Zimmer Holding	COM	98956P102	11931	184808	SH		SOLE		116435		68373
Lehman AGG	ISHARES TR 464287226	281	2855	SH		SOLE		0		2588
DJ REGIONAL BK	ISHARES TR 464288778	797	24950	SH		SOLE		0		24950